Equity compensation plans (Tables)	12 Months Ended
Nov. 30, 2013
Equity compensation plans
Summary of equity compensation expense related to share-based awards

	Year ended November 30,
	2013	2012	2011
Equity compensation:
Cost of revenues	$224	$965	$824
Research and development	738	2,300	2,534
Selling, general and administrative	2,196	3,337	3,769
Total equity compensation	3,158	6,602	7,127
Related income tax benefit	$632	$1,518	$1,782

Summary of restricted stock units granted, exercised, canceled and expired

	RSU	Weighted- Average Grant Date Fair Value	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Non-vested restricted stock units at November 30, 2010	2,073	$11.32	1.7
Granted	980	13.04
Vested	(659)	11.74
Cancelled/forfeited	(446)	11.36
Non-vested restricted stock units at November 30, 2011	1,948	$12.09	1.6
Granted	1,118	13.64
Vested	(544)	11.27
Cancelled/forfeited	(686)	13.31
Non-vested restricted stock units at November 30, 2012	1,836	$14.03	1.6
Granted	154	10.75
Vested	(533)	11.74
Cancelled/forfeited	(799)	15.99
Non-vested restricted stock units at November 30, 2013	658	$12.70	0.7
Non-vested restricted stock units expected to vest at November 30, 2013	623	$12.69	0.7	$6,432

Equity compensation plans
Summary of information about share options outstanding

	Options Outstanding			Options Exercisable
Exercise Prices	Number Outstanding	Weighted-Average Remaining Contractual Life (in years)	Weighted-Average Exercise Price	Number Exercisable	Weighted-Average Exercise Price
$9.65 - $10.84	203	9.3	$10.82	3	$9.65
$13.51 - $14.47	317	1.1	$14.11	317	$14.11
	520	4.3	$12.83	320	$14.06

Summary of ESPP activity

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at November 30, 2010	26	$13.80	0.4
Granted	46	8.54
Canceled/forfeited	(26)	13.80
Outstanding at November 30, 2011	46	$8.54	0.4
Granted	51	12.36
Exercised	(39)	8.54
Canceled/forfeited	(7)	8.54
Outstanding at November 30, 2012	51	$12.36	0.4
Granted	26	8.78
Canceled/forfeited	(51)	12.36
Outstanding at November 30, 2013	26	$8.78	0.4	$40

Summary of fair value of options estimated using weighted average assumptions
	Year ended November 30,
	2013	2012	2011
Risk-free interest rate	0.13%	0.16%	1.00%
Dividend yield	3.00%	2.30%	0.00%
Volatility	62%	42%	66%
Expected option life	4.0 years	1.5 years	1.5 years

Sharesave Plan
Equity compensation plans
Summary of options activity

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at November 30, 2010	76	$15.66	2.1
Granted	190	8.25
Canceled/forfeited	(61)	15.57
Outstanding at November 30, 2011	205	$8.82	2.9
Granted	28	13.10
Canceled/forfeited	(62)	9.61
Outstanding at November 30, 2012	171	$9.23	2.0
Granted	28	9.88
Exercised	(5)	8.25
Canceled/forfeited	(11)	16.01
Outstanding at November 30, 2013	183	$8.95	1.4	298

Share Option Plans
Equity compensation plans
Summary of options activity

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at November 30, 2010	832	$12.42
Exercised	(301)	11.60
Canceled/forfeited	(5)	13.60
Outstanding at November 30, 2011	526	$12.81
Exercised	(71)	4.24
Canceled/forfeited	(11)	14.78
Outstanding at November 30, 2012	444	$14.14
Granted	250	10.84
Canceled/forfeited	(174)	10.16
Outstanding at November 30, 2013	520	$12.83	4.3	$2
Exercisable at November 30, 2011	526	$12.81
Exercisable at November 30, 2012	444	$14.14
Exercisable at November 30, 2013	320	$14.06	0.8	$2